Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2021
Fee and commission income [abstract]
Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15
Fee and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15, are detailed as follows:

	December 31, 2021
	Syndications	Documentary and "stand-by" letters of credit	Other commissions, net	Total
Openning and confirmation	—	10,506	2,668	13,174
Negotiation and acceptance	—	45	—	45
Amendment	—	1,527	(17)	1,510
Structuring	4,269	—	—	4,269
Other	—	41	(741)	(700)
	4,269	12,119	1,910	18,298

	December 31, 2020
	Syndications	Documentary and "stand-by" letters of credit	Other commissions, net	Total
Openning and confirmation	—	8,090	1,400	9,490
Negotiation and acceptance	—	183	—	183
Amendment	—	688	—	688
Structuring	603	—	—	603
Other	—	39	(585)	(546)
	603	9,000	815	10,418

	December 31, 2019
	Syndications	Documentary and "stand-by" letters of credit	Other commissions, net	Total
Openning and confirmation	—	8,381	1,312	9,693
Negotiation and acceptance	—	399	—	399
Amendment	—	632	(27)	605
Structuring	5,622	—	—	5,622
Other	—	94	(766)	(672)
	5,622	9,506	519	15,647

Schedule of ordinary income that is expected to be recognized on the contracts in force
The following table provides information on the ordinary income that is expected to be recognized on the contracts in force:

December 31, 2021
Up to 1 year	1,916
From 1 to 2 years	439
More than 2 years	345
2,700